RELATED PARTY TRANSACTIONS (Schedule of Amounts Due to Related Party) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Related Party Transaction [Line Items]
Amounts due to (from) a related party		$ 660
Beihai Silver Beach [Member]
Related Party Transaction [Line Items]
Amounts due to (from) a related party	$ 262	$ (600)